Condensed Consolidated Interim Statements of Financial Position - EUR (€) € in Thousands	Mar. 31, 2018	Dec. 31, 2017
Non-current assets
Intangible assets	€ 3,495	€ 3,495
Property, plant and equipment	2,461	2,557
Deposits	1,112	293
Total non-current assets	7,068	6,345
Current assets
Trade receivables	34	188
Other receivables	1,128	1,410
Prepayments	7,119	6,907
Income taxes receivable	1,067	778
Cash and cash equivalents	348,410	195,351
Total current assets	357,758	204,634
Total assets	364,826	210,979
Equity
Share capital	5,577	4,967
Distributable equity	341,836	182,244
Total equity	347,413	187,211
Current liabilities
Trade payables and other payables	17,413	23,768
Total liabilities	17,413	23,768
Total equity and liabilities	€ 364,826	€ 210,979